Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current liabilities
Seclude of other non-current liabilities

	As of December 31,
in 000€	2025	2024	2023
Provisions	400	863	1,430
Other	86	47	315
Total	486	910	1,745